Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Leasing revenues		$ 26	$ 19	$ 1
Early termination fees		6	11	11
Other revenues
Variable Interest Entity [Line Items]
Total other revenues	[1]	$ 32	$ 30	$ 12

[1]	Includes transactions with related parties. Refer to Note 27 - "Related party transactions" for further details.